Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912900
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIAX
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIIIX
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPAX
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCSX
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLAX
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLIX
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVIAX
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVIIX
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDNDX
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMDEX
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSCX
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMSIX
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCONX
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAPX
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGAFX

Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund
Praxis Intermediate Income Fund
Investment Objectives
The Intermediate Income Fund seeks current income. To a lesser extent, it seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Intermediate Income Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Intermediate Income Fund		Class A	Class I
Management fees		0.40%	0.40%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses		0.43%	0.17%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.10%	0.59%
Fee Waiver and/or Expense Reimbursement		(0.12%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.98%	0.59%
[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual limitation agreement with respect to the Intermediate Income Fund Class A until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Class A Fund to 0.90 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.90 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis Intermediate Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	471	700	947	1,655
Class I	60	189	329	738

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36.12 percent of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in fixed income securities. The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of all types, consistent with the Praxis stewardship investing core values. The fixed income securities in which the Fund will primarily invest include corporate bonds and notes, U.S. Government agency obligations, mortgage-backed securities and asset-backed securities. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
The Adviser will consider purchasing fixed income securities that provide a competitive rate of return relative to the Barclays Aggregate Bond Index. The
Adviser will structure the portfolio using the Barclays Aggregate Bond Index as a guide in determining sector allocations. The Adviser will seek to underweight and overweight certain sectors, depending on the relative value, while maintaining overall interest rate exposure similar to the Barclays Aggregate
Bond Index. The Adviser will carefully consider selling a security that no longer meets the Praxis stewardship investing core values. The Adviser will consider using interest rate futures contracts and credit default swap agreements to manage interest rate and credit risk. In the event these structures are used, U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy collateral requirements.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund is also subject to: (1) credit risk, or the chance that the Fund could lose money if the issuer of a security is unable to repay interest and/or principal in a timely manner or at all; (2) interest rate risk, or the chance that the value of the fixed income securities the Fund holds will decline due to rising interest rates; and (3) prepayment risk, or the chance that the principal investments of the Fund will be paid earlier than anticipated due to declining interest rates.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended September 30, 2009 4.79% Worst Quarter Quarter Ended June 30, 2004 (2.29)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Intermediate Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	2.41%	5.59%	4.97%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	1.00%	4.05%	3.40%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.68%	3.87%	3.31%
Class I	Class I Return Before Taxes	6.98%	6.75%		5.39%	May 1, 2006
Barclays Aggregate Bond Index	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.65%	May 1, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Intermediate Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Intermediate Income Fund seeks current income. To a lesser extent, it seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
		on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 36.12 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.12%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in fixed income securities. The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of all types, consistent with the Praxis stewardship investing core values. The fixed income securities in which the Fund will primarily invest include corporate bonds and notes, U.S. Government agency obligations, mortgage-backed securities and asset-backed securities. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.
The Adviser will consider purchasing fixed income securities that provide a competitive rate of return relative to the Barclays Aggregate Bond Index. The
Adviser will structure the portfolio using the Barclays Aggregate Bond Index as a guide in determining sector allocations. The Adviser will seek to underweight and overweight certain sectors, depending on the relative value, while maintaining overall interest rate exposure similar to the Barclays Aggregate
Bond Index. The Adviser will carefully consider selling a security that no longer meets the Praxis stewardship investing core values. The Adviser will consider using interest rate futures contracts and credit default swap agreements to manage interest rate and credit risk. In the event these structures are used, U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy collateral requirements.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Fund's investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund is also subject to: (1) credit risk, or the chance that the Fund could lose money if the issuer of a security is unable to repay interest and/or principal in a timely manner or at all; (2) interest rate risk, or the chance that the value of the fixed income securities the Fund holds will decline due to rising interest rates; and (3) prepayment risk, or the chance that the principal investments of the Fund will be paid earlier than anticipated
		due to declining interest rates.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the
		after-tax returns are not relevant.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended September 30, 2009 4.79% Worst Quarter Quarter Ended June 30, 2004 (2.29)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Barclays Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	471
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,655
Annual Return 2002	rr_AnnualReturn2002	8.64%
Annual Return 2003	rr_AnnualReturn2003	3.14%
Annual Return 2004	rr_AnnualReturn2004	3.30%
Annual Return 2005	rr_AnnualReturn2005	1.34%
Annual Return 2006	rr_AnnualReturn2006	3.10%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	2.63%
Annual Return 2009	rr_AnnualReturn2009	10.49%
Annual Return 2010	rr_AnnualReturn2010	6.26%
Annual Return 2011	rr_AnnualReturn2011	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.40%
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.31%
Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.59%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	738
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual limitation agreement with respect to the Intermediate Income Fund Class A until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Class A Fund to 0.90 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.90 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund
Praxis Core Stock Fund
Investment Objectives
The Core Stock Fund seeks capital appreciation. To a lesser extent, it seeks current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Core Stock Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Core Stock Fund		Class A	Class I
Management fees		0.74%	0.74%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses	[1]	0.62%	0.17%
Total Annual Fund Operating Expenses		1.61%	0.91%
[1]	Includes indirect expenses of securities or other mutual funds held by the Fund, if any.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis Core Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	680	1,006	1,355	2,336
Class I	93	290	504	1,120

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover may indicate higher transaction
costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 14.83 percent of the
average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities (typically common stocks) of large capitalization companies (those companies whose total market value is more than $10 billion at the time of purchase) which provide products and services that are consistent with the Praxis stewardship investing core values. The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in stocks. The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in securities other than common stock, such as preferred stock, convertible bonds, and other forms of equity securities. Historically, the Fund has invested a significant portion of its assets in financial services companies. See "Investment Objectives, Principal
Investment Strategies, and Related Risks."

The Fund's Sub-Adviser conducts extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical, routinely visiting managers at their places of business in order to gain insight into the relative value of different businesses. The Sub-Adviser selects securities of durable, well-managed businesses that can be purchased at value prices and held for the long term. The Sub-Adviser considers selling a security if the issuing company no longer exhibits the characteristics that: (i)
foster sustainable long-term expansion of earnings; (ii) manage risk; and (iii)
enhance the potential for superior long-term returns.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
Because the Fund may invest a significant portion of its assets in financial services companies, the Fund is also subject to financial services risk, which means the Fund's value will react to events affecting those companies and the
Fund's returns may be more volatile than other funds.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended June 30, 2009 18.90% Worst Quarter Quarter Ended December 31, 2008 (25.13)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Core Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(8.95%)	(5.03%)	(0.64%)
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(8.95%)	(5.14%)	(0.79%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(5.82%)	(4.20%)	(0.53%)
Class I	Class I Return Before Taxes	(3.18%)	(3.51%)		4.51%	May 1, 2006
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	1.41%	May 1, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Core Stock Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Core Stock Fund seeks capital appreciation. To a lesser extent, it seeks current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
		on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover may indicate higher transaction
costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the
Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 14.83 percent of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.83%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities (typically common stocks) of large capitalization companies (those companies whose total market value is more than $10 billion at the time of purchase) which provide products and services that are consistent with the Praxis stewardship investing core values. The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in stocks. The Fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in securities other than common stock, such as preferred stock, convertible bonds, and other forms of equity securities. Historically, the Fund has invested a significant portion of its assets in financial services companies. See "Investment Objectives, Principal
Investment Strategies, and Related Risks."

The Fund's Sub-Adviser conducts extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The Sub-Adviser emphasizes individual stock selection and believes that the ability to evaluate management is critical, routinely visiting managers at their places of business in order to gain insight into the relative value of different businesses. The Sub-Adviser selects securities of durable, well-managed businesses that can be purchased at value prices and held for the long term. The Sub-Adviser considers selling a security if the issuing company no longer exhibits the characteristics that: (i)
foster sustainable long-term expansion of earnings; (ii) manage risk; and (iii)
enhance the potential for superior long-term returns.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
Because the Fund may invest a significant portion of its assets in financial services companies, the Fund is also subject to financial services risk, which means the Fund's value will react to events affecting those companies and the
		Fund's returns may be more volatile than other funds.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the
		after-tax returns are not relevant.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended June 30, 2009 18.90% Worst Quarter Quarter Ended December 31, 2008 (25.13)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	680
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,006
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,336
Annual Return 2002	rr_AnnualReturn2002	(18.57%)
Annual Return 2003	rr_AnnualReturn2003	17.97%
Annual Return 2004	rr_AnnualReturn2004	6.96%
Annual Return 2005	rr_AnnualReturn2005	2.88%
Annual Return 2006	rr_AnnualReturn2006	11.38%
Annual Return 2007	rr_AnnualReturn2007	(1.32%)
Annual Return 2008	rr_AnnualReturn2008	(41.07%)
Annual Return 2009	rr_AnnualReturn2009	29.00%
Annual Return 2010	rr_AnnualReturn2010	11.50%
Annual Return 2011	rr_AnnualReturn2011	(3.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.13%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.64%)
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.79%)
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.53%)
Praxis Core Stock Fund (Prospectus Summary) | Praxis Core Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	Includes indirect expenses of securities or other mutual funds held by the Fund, if any.

Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund
Praxis International Index Fund
Investment Objective
The Praxis International Index Fund seeks to capture the investment performance of international developed and emerging markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis International Index Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis International Index Fund		Class A	Class I
Management fees		0.60%	0.60%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses	[1]	4.02%	0.26%
Total Annual Fund Operating Expenses		4.87%	0.86%
Fee Waiver and/or Expense Reimbursement		(3.14%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.73%	0.86%
[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the International Index Fund Class A until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis International Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	692	1,646	2,603	5,005
Class I	88	274	477	1,061

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2.44 percent of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets, as measured by the MSCI All
Country World ex US Index. Under normal circumstances, the Fund invests at least
80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund's benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the Fund's
Sub-Adviser uses proprietary optimization techniques to select securities according to their contribution to the Fund's overall objective and to seek to replicate the characteristics of the index. The sub-adviser may also manage the portfolio with the goal of minimizing taxable distributions.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship

Companies failing to meet minimum standards in one or more of these areas will be restricted from inclusion in the fund.
Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign and emerging markets investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the
Fund's holdings and the index. This is also known as tracking error.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for its first calendar year from the effective date of the Fund's registration statement. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended December 31, 2011 5.25% Worst Quarter Quarter Ended September 30, 2011 (22.03)%
Average Annual Total Returns Praxis International Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year
Class A	Class A Return Before Taxes	(20.89%)	[1]
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(21.03%)	[1]
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(13.40%)	[1]
Class I	Class I Return Before Taxes	(16.05%)	[1]
MSCI ACQI ex US	MSCI ACWI ex US (reflects no deduction for fees, expenses or taxes)	(13.71%)	[1]
[1]	The Fund commenced operations on December 31, 2010, and commenced public offering and investment operations on January 3, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis International Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Praxis International Index Fund seeks to capture the investment performance of international developed and emerging markets.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
		on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 2.44 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.44%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets, as measured by the MSCI All
Country World ex US Index. Under normal circumstances, the Fund invests at least
80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund's benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the Fund's
Sub-Adviser uses proprietary optimization techniques to select securities according to their contribution to the Fund's overall objective and to seek to replicate the characteristics of the index. The sub-adviser may also manage the portfolio with the goal of minimizing taxable distributions.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship

Companies failing to meet minimum standards in one or more of these areas will
		be restricted from inclusion in the fund.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign and emerging markets investments, such as changes in currency exchange rates, a lack of adequate company information and political instability.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the
		Fund's holdings and the index. This is also known as tracking error.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for its first calendar year from the effective date of the Fund's registration statement. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the
		after-tax returns are not relevant.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended December 31, 2011 5.25% Worst Quarter Quarter Ended September 30, 2011 (22.03)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | MSCI ACQI ex US
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex US (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.71%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.73%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,646
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,603
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,005
Annual Return 2011	rr_AnnualReturn2011	(16.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.89%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.03%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.40%)	[1]
Praxis International Index Fund (Prospectus Summary) | Praxis International Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.05%)	[1]

[1]	The Fund commenced operations on December 31, 2010, and commenced public offering and investment operations on January 3, 2011.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[3]	The Adviser has entered into a contractual expense limitation agreement with respect to the International Index Fund Class A until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund
Praxis Value Index Fund
Investment Objective
The Value Index Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Value Index Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Value Index Fund		Class A	Class I
Management fees		0.30%	0.30%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses	[1]	0.77%	0.19%
Total Annual Fund Operating Expenses		1.32%	0.49%
[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis Value Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	652	921	1,210	2,032
Class I	50	157	274	616

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29.11 percent of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization value equities market, as measured by the Standard & Poor's 500 Value Index. Under normal circumstances, the Fund invests 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund's benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the
Adviser uses optimization techniques to select securities according to their contribution to the Fund's overall objective and to seek to replicate the characteristics of the index.

Stewardship Investing

The Fund also analyzes the performance of potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
The Fund is also subject to investment style risk, which is the chance that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better - or worse - than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the
Fund's holdings and the index. This is also known as tracking error.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended June 30, 2009 18.97% Worst Quarter Quarter Ended December 31, 2008 (24.50)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Value Index Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes		(8.64%)	(6.62%)	0.31%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		(8.81%)	(7.02%)	(0.14%)
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares		(5.39%)	(5.55%)	0.19%
Class I	Class I Return Before Taxes		(2.80%)	(5.14%)		(0.17%)	May 1, 2006
Standard & Poor's 500 Value Index	Standard & Poor's 500 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(0.50%)	(2.94%)	2.88%	(0.79%)	May 1, 2006
MSCI US Prime Market Value Index	MSCI US Prime Market Value Index (reflects no deduction for fees, expenses or taxes)	[1]	1.24%	(2.32%)	3.79%	0.11%	May 1, 2006
[1]	The Fund has changed its primary benchmark from the MSCI US Prime Market Value Index to the Standard & Poor's 500 Value Index.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Value Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Value Index Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
		on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 29.11 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.11%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization value equities market, as measured by the Standard & Poor's 500 Value Index. Under normal circumstances, the Fund invests 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund's benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the
Adviser uses optimization techniques to select securities according to their contribution to the Fund's overall objective and to seek to replicate the characteristics of the index.

Stewardship Investing

The Fund also analyzes the performance of potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
The Fund is also subject to investment style risk, which is the chance that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better - or worse - than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the
		Fund's holdings and the index. This is also known as tracking error.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the
		after-tax returns are not relevant.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended June 30, 2009 18.97% Worst Quarter Quarter Ended December 31, 2008 (24.50)%
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the MSCI US Prime Market Value Index to the Standard & Poor's 500 Value Index.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Standard & Poor's 500 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Value Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | MSCI US Prime Market Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US Prime Market Value Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	652
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Annual Return 2002	rr_AnnualReturn2002	(23.24%)
Annual Return 2003	rr_AnnualReturn2003	29.82%
Annual Return 2004	rr_AnnualReturn2004	12.31%
Annual Return 2005	rr_AnnualReturn2005	5.61%
Annual Return 2006	rr_AnnualReturn2006	19.85%
Annual Return 2007	rr_AnnualReturn2007	(7.13%)
Annual Return 2008	rr_AnnualReturn2008	(40.50%)
Annual Return 2009	rr_AnnualReturn2009	22.64%
Annual Return 2010	rr_AnnualReturn2010	13.40%
Annual Return 2011	rr_AnnualReturn2011	(3.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.31%
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.14%)
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.19%
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	616
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2006

[1]	The Fund has changed its primary benchmark from the MSCI US Prime Market Value Index to the Standard & Poor's 500 Value Index.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund
Praxis Growth Index Fund
Investment Objective
The Growth Index Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Growth Index Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Growth Index Fund		Class A	Class I
Management fees		0.30%	0.30%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses	[1]	1.46%	0.20%
Total Annual Fund Operating Expenses		2.01%	0.50%
Fee Waiver and/or Expense Reimbursement		(0.91%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.10%	0.50%
[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Growth Index Fund Class A until April 30, 2013. Pursuant to this agreement the, Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.04 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.04 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis Growth Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	631	1,039	1,471	2,671
Class I	51	160	280	628

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.18 percent of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor's 500 Growth Index. Under normal circumstances, the Fund invests 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund's benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the
Adviser uses optimization techniques to select securities according to their contribution to the Fund's overall objective and to seek to replicate the characteristics of the index.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
The Fund is also subject to investment style risk, which is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better - or worse - than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the
Fund's holdings and the index. This is also known as tracking error.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended June 30, 2009 14.51% Worst Quarter Quarter Ended December 31, 2008 (23.52)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Growth Index Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes		(4.22%)	(1.08%)	May 1, 2007
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions		(4.24%)	(1.11%)	May 1, 2007
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares		(2.72%)	(0.92%)	May 1, 2007
Class I	Class I Return Before Taxes		1.73%	0.42%	May 1, 2007
Standard & Poor's 500 Growth Index	Standard & Poor's 500 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	4.67%	1.59%	May 1, 2007
MSCI US Prime Market Growth Index	MSCI US Prime Market Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	1.96%	1.58%	May 1, 2007
[1]	The Fund has changed its primary benchmark from the MSCI US Prime Market Growth Index to the Standard & Poor's 500 Growth Index

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Growth Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Growth Index Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
		on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 21.18 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.18%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the Standard & Poor's 500 Growth Index. Under normal circumstances, the Fund invests 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund's benchmark index. Companies that are determined not to meet the Stewardship Investing screens will be excluded. In addition, the
Adviser uses optimization techniques to select securities according to their contribution to the Fund's overall objective and to seek to replicate the characteristics of the index.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
The Fund is also subject to investment style risk, which is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better - or worse - than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary substantially from the performance of the index due to imperfect correlation between the
		Fund's holdings and the index. This is also known as tracking error.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the
		after-tax returns are not relevant.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended June 30, 2009 14.51% Worst Quarter Quarter Ended December 31, 2008 (23.52)%
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the MSCI US Prime Market Growth Index to the Standard & Poor's 500 Growth Index
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Standard & Poor's 500 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | MSCI US Prime Market Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US Prime Market Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	631
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,671
Annual Return 2008	rr_AnnualReturn2008	(37.58%)
Annual Return 2009	rr_AnnualReturn2009	34.38%
Annual Return 2010	rr_AnnualReturn2010	13.20%
Annual Return 2011	rr_AnnualReturn2011	1.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.52%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Growth Index Fund (Prospectus Summary) | Praxis Growth Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007

[1]	The Fund has changed its primary benchmark from the MSCI US Prime Market Growth Index to the Standard & Poor's 500 Growth Index
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[3]	The Adviser has entered into a contractual expense limitation agreement with respect to the Growth Index Fund Class A until April 30, 2013. Pursuant to this agreement the, Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.04 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.04 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund
Praxis Small Cap Fund
Investment Objective
The objective of the Small Cap Fund is to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Small Cap Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Small Cap Fund		Class A	Class I
Management fees		0.85%	0.85%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses		1.07%	0.19%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		2.18%	1.05%
Fee Waiver and/or Expense Reimbursement		(0.46%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.72%	1.05%
[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Small Cap Fund Class A until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Praxis Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	691	1,129	1,593	2,872
Class I	107	334	579	1,283

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67.48 percent of the average value of its portfolio.
Principal Investment Strategies
The Fund attempts to achieve its objectives by primarily choosing investments that the Fund's Sub-Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
The Fund invests under normal circumstances, at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. These equity securities include common stocks, preferred stocks, and securities convertible into common stock, rights and warrants.
Smaller companies are those with market values at the time of investment between
$400 million and $2.5 billion.

The Sub-Adviser follows a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Sub-Adviser's primary approach to equity-related investing has two distinct but complementary components.
First, the Sub-Adviser seeks to identify high quality companies based on various financial and fundamental criteria. Second, the Sub-Adviser invests in companies whose assets it has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. Both quantitative and qualitative factors are analyzed in identifying high quality companies as well as undervalued companies.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Fund's investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

The Fund is also subject to small capitalization company risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. The Fund is also subject to investment style risk, which is the chance that returns from small capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better - or worse - than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended June 30, 2009 17.98% Worst Quarter Quarter Ended December 31, 2008 (28.06)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	0.10%	(0.08%)	May 1, 2007
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	0.10%	(0.08%)	May 1, 2007
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.06%	(0.07%)	May 1, 2007
Class I	Class I Return Before Taxes	6.06%	1.42%	May 1, 2007
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	(0.63%)	May 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The objective of the Small Cap Fund is to maximize long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis
Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales Charge Reductions"
		on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 67.48 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.48%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund attempts to achieve its objectives by primarily choosing investments that the Fund's Sub-Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.
The Fund invests under normal circumstances, at least 80 percent of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. These equity securities include common stocks, preferred stocks, and securities convertible into common stock, rights and warrants.
Smaller companies are those with market values at the time of investment between
$400 million and $2.5 billion.

The Sub-Adviser follows a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Sub-Adviser's primary approach to equity-related investing has two distinct but complementary components.
First, the Sub-Adviser seeks to identify high quality companies based on various financial and fundamental criteria. Second, the Sub-Adviser invests in companies whose assets it has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. Both quantitative and qualitative factors are analyzed in identifying high quality companies as well as undervalued companies.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Fund's investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

The Fund is also subject to small capitalization company risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general. The Fund is also subject to investment style risk, which is the chance that returns from small capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better - or worse - than the stock market in general. In
		the past, these cycles have occasionally persisted for multiple years.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the
		after-tax returns are not relevant.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended June 30, 2009 17.98% Worst Quarter Quarter Ended December 31, 2008 (28.06)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Russell 2000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.72%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,129
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,593
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,872
Annual Return 2008	rr_AnnualReturn2008	(39.05%)
Annual Return 2009	rr_AnnualReturn2009	29.73%
Annual Return 2010	rr_AnnualReturn2010	31.79%
Annual Return 2011	rr_AnnualReturn2011	5.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Praxis Small Cap Fund (Prospectus Summary) | Praxis Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007

[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Small Cap Fund Class A until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 1.65 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 1.65 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio
Praxis Genesis Conservative Portfolio
Investment Objectives
The Conservative Portfolio seeks current income and,
as a secondary objective, capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales
Charge Reductions" on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Praxis Conservative Allocation Portfolio Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Praxis Conservative Allocation Portfolio Class A
Management fees		0.05%
Distribution and Service (12b-1) fees		0.25%
Other Expenses		0.48%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.64%
Total Annual Fund Operating Expenses		1.42%
Fee Waiver and/or Expense Reimbursement		(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.25%
[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual limitation agreement with respect to the Conservative Portfolio until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.60 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Praxis Conservative Allocation Portfolio Class A	646	935	1,245	2,124

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.03 percent of the average value of its portfolio.
Principal Investment Strategies
The Portfolio (a "fund of funds") seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Mutual Funds.

This methodology typically results in an allocation of 60 - 80 percent of assets in bond funds and 20 - 40 percent in equity funds. In selecting a diversified portfolio of underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The
Portfolio may also invest in other mutual funds or exchange traded funds
("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the
Praxis core stewardship investing guidelines. Investments in these non-Praxis funds and ETFs may not exceed 10% of the value of the Portfolio. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation percentages are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Adviser expects to rebalance the
Portfolio's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the
Portfolio. You could lose money on your investment in the Portfolio, or the
Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the
Portfolio is subject to the risks associated with the underlying funds in which it invests. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant

The Composite Benchmark is comprised of unmanaged indices that correspond to the
Portfolio's model allocation and consists of the Barclays Aggregate Bond Index
(70%) the MSCI EAFE Index (7.50%), the Russell 1000 Index (2.50%) and the
Russell 2000 Index (20%).
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended September 30, 2010 5.27% Worst Quarter Quarter Ended September 30, 2011 (3.16)%.
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Conservative Allocation Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(2.52%)	2.68%	Dec 31, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.74%)	1.71%	Dec 31, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(1.69%)	1.75%	Dec 31, 2009
Barclays Aggregate Bond Index	Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	7.18%	Dec 31, 2009
Composite Benchmark	Composite Benchmark (reflects no deductions for fees, expenses or taxes)	4.73%	6.76%	Dec 31, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Genesis Conservative Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Conservative Portfolio seeks current income and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	as a secondary objective, capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales
		Charge Reductions" on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 15.03 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.03%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio (a "fund of funds") seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Mutual Funds.

This methodology typically results in an allocation of 60 - 80 percent of assets in bond funds and 20 - 40 percent in equity funds. In selecting a diversified portfolio of underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The
Portfolio may also invest in other mutual funds or exchange traded funds
("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the
Praxis core stewardship investing guidelines. Investments in these non-Praxis funds and ETFs may not exceed 10% of the value of the Portfolio. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation percentages are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Adviser expects to rebalance the
Portfolio's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the
Portfolio. You could lose money on your investment in the Portfolio, or the
Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the
Portfolio is subject to the risks associated with the underlying funds in which it invests. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising
		interest rates.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant

The Composite Benchmark is comprised of unmanaged indices that correspond to the
Portfolio's model allocation and consists of the Barclays Aggregate Bond Index
(70%) the MSCI EAFE Index (7.50%), the Russell 1000 Index (2.50%) and the
		Russell 2000 Index (20%).
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended September 30, 2010 5.27% Worst Quarter Quarter Ended September 30, 2011 (3.16)%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Barclays Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Composite Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,124
Annual Return 2010	rr_AnnualReturn2010	8.22%
Annual Return 2011	rr_AnnualReturn2011	2.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.74%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Conservative Allocation Portfolio (Prospectus Summary) | Praxis Conservative Allocation Portfolio | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual limitation agreement with respect to the Conservative Portfolio until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.60 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio
Praxis Genesis Balanced Portfolio
Investment Objectives
The Balanced Portfolio seeks long-term capital appreciation and growth of income. To a lesser extent, it seeks current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales
Charge Reductions" on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Praxis Balanced Allocation Portfolio Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Praxis Balanced Allocation Portfolio Class A
Management fees		0.05%
Distribution and Service (12b-1) fees		0.25%
Other Expenses		0.41%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.73%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver and/or Expense Reimbursement		(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.34%
[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Balanced Portfolio until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.60 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Praxis Balanced Allocation Portfolio Class A	654	947	1,262	2,151

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.11 percent of the average value of its portfolio.
Principal Investment Strategies
The Portfolio (a "fund of funds") seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

This methodology typically results in an allocation of 30 - 50 percent of assets in bond funds and 50 - 70 percent in equity funds. In selecting a diversified portfolio of underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The
Portfolio may also invest in other mutual funds or exchange traded funds
("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the
Praxis core stewardship investing guidelines. Investments in these non- Praxis funds and ETFs may not exceed 10 percent of the value of the Portfolio. The
Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation percentages are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Adviser expects to rebalance the
Portfolio's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the
Portfolio. You could lose money on your investment in the Portfolio, or the
Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the
Portfolio is subject to the risks associated with the underlying funds in which it invests. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

The Composite Benchmark is comprised of unmanaged indices that correspond to the
Portfolio's model allocation and consists of the Barclays Aggregate Bond Index
(70)%, the MSCI EAFE Index (7.50)%, the Russell 1000 Index (2.50)% and the
Russell 2000 Index (20)%.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended September 30, 2010 8.26% Worst Quarter Quarter Ended September 30, 2011 (9.21)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Balanced Allocation Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(5.45%)	2.36%	Dec 31, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.30%)	1.77%	Dec 31, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.53%)	1.72%	Dec 31, 2009
Russell 3000	Russell 3000 (reflects no deductions for fees, expenses or taxes)	1.03%	8.68%	Dec 31, 2009
Composite Benchmark	Composite Benchmark (reflects no deductions for fees, expenses or taxes)	1.21%	6.17%	Dec 31, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Genesis Balanced Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Balanced Portfolio seeks long-term capital appreciation and growth of income. To a lesser extent, it seeks current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales
		Charge Reductions" on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's
		portfolio turnover rate was 15.11 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.11%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio (a "fund of funds") seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

This methodology typically results in an allocation of 30 - 50 percent of assets in bond funds and 50 - 70 percent in equity funds. In selecting a diversified portfolio of underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The
Portfolio may also invest in other mutual funds or exchange traded funds
("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the
Praxis core stewardship investing guidelines. Investments in these non- Praxis funds and ETFs may not exceed 10 percent of the value of the Portfolio. The
Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation percentages are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Adviser expects to rebalance the
Portfolio's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the
Portfolio. You could lose money on your investment in the Portfolio, or the
Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the
Portfolio is subject to the risks associated with the underlying funds in which it invests. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising
		interest rates.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

The Composite Benchmark is comprised of unmanaged indices that correspond to the
Portfolio's model allocation and consists of the Barclays Aggregate Bond Index
(70)%, the MSCI EAFE Index (7.50)%, the Russell 1000 Index (2.50)% and the
		Russell 2000 Index (20)%.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended September 30, 2010 8.26% Worst Quarter Quarter Ended September 30, 2011 (9.21)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio | Russell 3000
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio | Composite Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,151
Annual Return 2010	rr_AnnualReturn2010	10.88%
Annual Return 2011	rr_AnnualReturn2011	(0.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Balanced Allocation Portfolio (Prospectus Summary) | Praxis Balanced Allocation Portfolio | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.53%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Balanced Portfolio until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.60 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio
Praxis Genesis Growth Portfolio
Investment Objectives
The Growth Portfolio seeks capital appreciation
with current income as a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales
Charge Reductions" on page 70 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Praxis Growth Allocation Portfolio Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Praxis Growth Allocation Portfolio Class A
Management fees		0.05%
Distribution and Service (12b-1) fees		0.25%
Other Expenses		0.59%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.79%
Total Annual Fund Operating Expenses		1.68%
Fee Waiver and/or Expense Reimbursement		(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.40%
[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Growth Portfolio until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.60 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Praxis Growth Allocation Portfolio Class A	660	1,001	1,365	2,386

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.54 percent of the average value of its portfolio.
Principal Investment Strategies
The Portfolio (a "fund of funds") seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

This methodology typically results in an allocation of 10 - 30 percent of assets in bond funds and 70 - 90 percent in equity funds. In selecting a diversified portfolio of underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The
Portfolio may also invest in other mutual funds or exchange traded funds
("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the
Praxis core stewardship investing guidelines. Investments in these non-Praxis funds and ETFs may not exceed 10% of the value of the Portfolio. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation percentages are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Adviser expects to rebalance the
Portfolio's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

· Practicing environmental stewardship
Principal Investment Risks
Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the
Portfolio. You could lose money on your investment in the Portfolio, or the
Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the
Portfolio is subject to the risks associated with the underlying funds in which it invests. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates.
PORTFOLIO PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

The Composite Benchmark is comprised of unmanaged indices that correspond to the
Portfolio's model allocation and consists of the Barclays Aggregate Bond Index
(70)%, the MSCI EAFE Index (7.50)%, the Russell 1000 Index (2.50)% and the
Russell 2000 Index (20)%.
Class A - Annual Total Return Chart For the Periods Ended December 31, 2011

Best Quarter Quarter Ended September 30, 2010 10.16% Worst Quarter Quarter Ended September 30, 2011 (13.05)%
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Praxis Growth Allocation Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(7.37%)	2.13%	Dec 31, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(7.97%)	1.76%	Dec 31, 2009
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(4.70%)	1.68%	Dec 31, 2009
Russell 3000	Russell 3000 (reflects no deductions for fees, expenses or taxes)	1.03%	8.68%	Dec 31, 2009
Composite Benchmark	Composite Benchmark (reflects no deductions for fees, expenses or taxes)	(1.24%)	5.56%	Dec 31, 2009

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2012
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Genesis Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Growth Portfolio seeks capital appreciation
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled "Sales
		Charge Reductions" on page 70 of the Fund's prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover :
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 15.54 percent of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.54%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Portfolio's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio (a "fund of funds") seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

This methodology typically results in an allocation of 10 - 30 percent of assets in bond funds and 70 - 90 percent in equity funds. In selecting a diversified portfolio of underlying funds, the Adviser analyzes many factors, including the underlying funds' investment objectives, total return, and volatility. The
Portfolio may also invest in other mutual funds or exchange traded funds
("ETFs") to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the
Praxis core stewardship investing guidelines. Investments in these non-Praxis funds and ETFs may not exceed 10% of the value of the Portfolio. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation percentages are targets. The Adviser has discretion to reallocate the Portfolio's assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The Adviser expects to rebalance the
Portfolio's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

· Respecting the dignity and value of all people

· Building a world at peace and free from violence

· Demonstrating a concern for justice in a global society

· Exhibiting responsible management practices

· Supporting and involving communities

		· Practicing environmental stewardship
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Because the value of the Portfolio's assets will fluctuate with market conditions and interest rates, so will the value of your investment in the
Portfolio. You could lose money on your investment in the Portfolio, or the
Portfolio could underperform other investments. Some of the Portfolio's holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the
Portfolio is subject to the risks associated with the underlying funds in which it invests. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising
		interest rates.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows changes in the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

The Composite Benchmark is comprised of unmanaged indices that correspond to the
Portfolio's model allocation and consists of the Barclays Aggregate Bond Index
(70)%, the MSCI EAFE Index (7.50)%, the Russell 1000 Index (2.50)% and the
		Russell 2000 Index (20)%.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended December 31, 2011
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Quarter Ended September 30, 2010 10.16% Worst Quarter Quarter Ended September 30, 2011 (13.05)%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio | Russell 3000
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio | Composite Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Annual Return 2010	rr_AnnualReturn2010	12.65%
Annual Return 2011	rr_AnnualReturn2011	(2.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.37%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009
Praxis Growth Allocation Portfolio (Prospectus Summary) | Praxis Growth Allocation Portfolio | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009

[1]	AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has entered into a contractual expense limitation agreement with respect to the Growth Portfolio until April 30, 2013. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to 0.60 percent of the Portfolio's average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.60 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.